Cover	Sep. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Entity File Number	001-15771
Entity Registrant Name	ABEONA THERAPEUTICS INC.
Entity Central Index Key	0000318306
Entity Tax Identification Number	83-0221517
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1330 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(646)
Local Phone Number	813-4712
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ABEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false